Composition by type of security issued and location (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Instruments Issued – Brazil:
Real estate credit notes	R$ 41,461,933	R$ 27,601,333
Agribusiness notes	17,300,060	14,694,484
Financial bills	79,752,267	81,588,961
Letters property guaranteed	13,936,949	7,930,718
Subtotal	152,451,209	131,815,496
Securities – Overseas:
Euronotes	1,849,851	2,113,000
Securities issued through securitization – (item )	9,135,795	9,112,256
Subtotal	10,985,646	11,225,256
Structured Operations Certificates	2,791,687	1,863,073
Total	R$ 166,228,542	R$ 144,903,825	R$ 170,727,564